UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2010
Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Smithbridge Asset Management, Inc.
Address:  5 Christy Drive, Ste 206
          Chadds Ford, PA  19317

13F File Number:  28-05213

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, list, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Kendra L. Hicken
Title:         Vice President
Phone:         610-361-9141
Signature, Place, and Date of Signing:



Kendra L. Hicken     Chadds Ford, Pennsylvania   April 14, 2010
Report Type (Check only one.):

[x]     13F HOLDINGS REPORT.

[ ]     13F NOTICE.

[ ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:  NONE

                                   FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             0

Form 13F Information Table Entry Total:        38
Form 13F Information Table Value Total:        76145
List of Other Included Managers:               NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACCENTURE PLC SHS CL A NEW     COM              G1151C101     2649    63150 SH       Sole                                      63150
AFLAC INC COM                  COM              001055102     1460    26900 SH       Sole                                      26900
APPLE COMPUTER INC COM         COM              037833100     2842    12095 SH       Sole                                      12095
CISCO SYS INC COM              COM              17275R102     2433    93486 SH       Sole                                      93486
COCA COLA CO COM               COM              191216100     2537    46135 SH       Sole                                      46135
DUKE ENERGY HOLDING CORPORATIO COM              26441C105      301    18450 SH       Sole                                      18450
ECOLAB INC                     COM              278865100     1039    23651 SH       Sole                                      23651
ENTERPRISE PRODUCTS            COM              293792107      214     6200 SH       Sole                                       6200
EXXON MOBIL CORP COM           COM              30231G102     2709    40444 SH       Sole                                      40444
FISERV INC COM                 COM              337738108     1103    21725 SH       Sole                                      21725
GENERAL DYNAMICS CORP COM      COM              369550108     1039    13460 SH       Sole                                      13460
GENERAL ELEC CO COM            COM              369604103      296    16283 SH       Sole                                      16283
INTERNATIONAL BUS MACH COM     COM              459200101     1604    12504 SH       Sole                                      12504
JACOBS ENGR GROUP DEL COM      COM              469814107     1787    39550 SH       Sole                                      39550
JOHNSON & JOHNSON COM          COM              478160104     3623    55561 SH       Sole                                      55561
KINDER MORGAN ENERGY UT LTD PA COM              494550106     2146    32807 SH       Sole                                      32807
LILLY ELI & CO COM             COM              532457108     1326    36600 SH       Sole                                      36600
MEDTRONIC INC COM              COM              585055106     2909    64604 SH       Sole                                      64604
MICROSOFT CORP COM             COM              594918104     2707    92427 SH       Sole                                      92427
NIKE INC CL B                  COM              654106103     2554    34750 SH       Sole                                      34750
ORACLE CORP COM                COM              68389X105     2289    89050 SH       Sole                                      89050
PEPSICO INC COM                COM              713448108     3432    51881 SH       Sole                                      51881
PROCTER & GAMBLE CO COM        COM              742718109     2610    41254 SH       Sole                                      41254
SCHLUMBERGER LTD COM           COM              806857108     1957    30834 SH       Sole                                      30834
SCHWAB CHARLES CP COM          COM              808513105     1990   106501 SH       Sole                                     106501
STAPLES INC COM                COM              855030102     2326    99375 SH       Sole                                      99375
STRYKER CORP COM               COM              863667101     2769    48384 SH       Sole                                      48384
T ROWE PRICE GROUP INC         COM              74144T108     2858    52001 SH       Sole                                      52001
TJX COS INC NEW COM            COM              872540109     2028    47700 SH       Sole                                      47700
UNITED TECHNOLOGIES CP COM     COM              913017109     2407    32698 SH       Sole                                      32698
VARIAN MEDICAL SYSTEMS INC     COM              92220P105     2194    39650 SH       Sole                                      39650
WAL MART STORES INC COM        COM              931142103     2459    44235 SH       Sole                                      44235
NOVO-NORDISK A S ADR                            670100205     2810    36434 SH       Sole                                      36434
PETROLEO BRASILEIRO SA SPONSOR                  71654V408     1079    24250 SH       Sole                                      24250
ROYAL DUTCH SHELL PLC SPONS AD                  780259206     2266    39165 SH       Sole                                      39165
SANOFI-AVENTIS                                  80105N105     1801    48200 SH       Sole                                      48200
ISHARES TR MSCI EMERG MKT                       464287234     1298    30825 SH       Sole                                      30825
JPMORGAN CHASE CAP XVI PFD TR                   481228203      290    11800 SH       Sole                                      11800